STOCKHOLDERS DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
STOCKHOLDERS DEFICIT
NOTE 9 - STOCKHOLDERS' DEFICIT

Common Stock

During the nine months ending September 30, 2020, the Company issued the following:

•	472,000 common shares for cash proceeds of $243,500.
•	140,083 shares issued for settlement of stock payable due to Vinoth Sambandan for balance owed through December 31, 2019
•	204,933 shares issued for settlement of accounts payable due to Vinoth Sambandan for balance owed through December 31, 2019
•	160,000 shares issued to Steven Cantor to settle compensation dispute.
•	4,834 shares issued to third parties for services rendered.
•	15,978 shares issued to Vinoth Sambandan for stock payable.
•	74,000 shares issued to third parties for settlement of Accounts Payable.
•	36,984 shares issued to Willy A Saint-Hilaire for conversion of Note Payable
•	23,175 shares issued to Willy A Saint-Hilaire for interest prepayment of Note Payable

On February 13, 2020, the Company granted non-qualified stock warrants purchasing up to 1,000,000 shares of common stock at an exercise price of $0.60 per share. The option to purchase can be exercised at or after the date of the Company’s S1 registration filing of which date is yet to be determined.

On March 13, 2020, the Company granted non-qualified stock warrants purchasing up to 2,000,000 shares of common stock at an exercise price of $0.60 per share. The option to purchase can be exercised at or after the date of the Company’s S1 registration filing of which date is yet to be determined.

Equity Incentive Plan

The Company’s 2006 Equity Incentive Plan, as amended and restated (the “Equity Incentive Plan”), provides for grants of stock options as well as grants of stock, including restricted stock. Approximately 3.0 million shares of common stock are authorized for issuance under the Equity Incentive Plan, of which 3.0 million shares were available for issuance as of September 30, 2020

Preferred Stock

The Company has designated 1,000 shares of its preferred stock as Series A Preferred Stock. Each share of Series A Preferred shall have no dividend, voting or other rights except for the right to elect Class I Directors. As of September 30, 2020, the Company has 1,000 shares of Series A Preferred Stock outstanding.

Common Stock

During the period ended December 31, 2019, the CEO of the Company forgave the interest on debt due to CEO, reducing accrued interest for the period by $9,282.

During the period ended December 31, 2019, the Company issued 113,377 shares of Common stock for the conversion of $56,855 in notes and $0 in accrued interest. The notes were converted in accordance with the terms of the note and the Company recorded a gain of $1,349 on the extinguishment of debt.

The shares for cash proceeds were sold at the price of fifty cents $0.50 per share on the date of grant. Shares issued for notes were converted into shares of Common Stock at a conversion rate of fifty cents ($.50) per share per dollar ($1.00) owed. $25,008 common shares for services were committed to Vinoth Sambandam for issuance, and is reflected in the stockholders’ equity section as Common Stock Payable.

As of December 31, 2019, the Company issued -0- shares for $7,698 to Steve Cantor for services rendered per agreement. These were valued using the market value on the date of grant for 300,000 shares issued in prior year.

As of December 31, 2019, the Company issued 130,000 shares for $65,000 in cash proceeds for sale of the common shares. These shares were sold at the price of $0.50 per share on the date of the grant.

Equity Incentive Plan

The Company’s 2006 Equity Incentive Plan, as amended and restated (the “Equity Incentive Plan”), provides for grants of stock options as well as grants of stock, including restricted stock. Approximately 3.0 million shares of common stock are authorized for issuance under the Equity Incentive Plan, of which 3.0 million shares were available for issuance as of December 31, 2019.

Preferred Stock

The Company has designated 1,000 shares of its preferred stock as Series A Preferred Stock. Each share of Series A Preferred shall have no dividend, voting or other rights except for the right to elect Class I Directors. As of December 31, 2019, the Company has 1,000 shares of Series A Preferred Stock outstanding